Unaudited Condensed Consolidated Statements of Changes in Equity (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net proceeds from initial public offering	$ 1,413